Leases (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Nov. 02, 2020	Oct. 31, 2019
Balance at beginning	$ 2,360,438	$ 116,907
Additions	1,030,429	2,642,588
Disposals		(18,513)
Interest expense on lease liabilities	243,360	132,371
Payments	(1,333,098)	(512,914)
Balance at ending	2,301,129	2,360,438
Current	1,025,373	624,935	$ 355,738	$ 129,876
Non-current	$ 1,275,756	$ 1,735,503